UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end:  December 31, 2014

Date of reporting period:  September 30, 2014

Item 1.  Schedule of Investments.

Schedule of Investments
September 30, 2014 (unaudited)

Muirfield Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 80.2%

Consumer Discretionary - 9.3%
Apollo Education Group, Inc. (3)	26,890	676,284
Aramark	57,120	1,502,256
AutoZone, Inc. (3)	4,645	2,367,371
Discovery Communications, Inc. (3)	52,085	1,968,813
Expedia, Inc.	19,940	1,747,143
Home Depot, Inc./The	32,590	2,989,806
Lear Corp.	13,210	1,141,476
Live Nation Entertainment, Inc. (3)	30,820	740,296
Omnicom Group, Inc.	24,285	1,672,265
Priceline Group Inc./The (3)	1,710	1,981,172
Starz (3)	26,080	862,726
Viacom, Inc.	12,400	954,056
Visteon Corp. (3)	16,150	1,570,588
Walt Disney Co.	13,290	1,183,209

	(Cost $21,353,145)	21,357,461

Consumer Staples - 6.8%
Archer-Daniels-Midland Co.	49,595	2,534,305
CVS Health Corp.	7,370	586,578
Mead Johnson Nutrition Co.	13,600	1,308,592
PepsiCo, Inc.	35,765	3,329,363
Procter & Gamble Co./The	25,235	2,113,179
Spectrum Brands Holdings, Inc.	22,435	2,031,041
Walgreen Co.	18,175	1,077,232
Wal-Mart Stores, Inc.	36,325	2,777,773

	(Cost $15,379,661)	15,758,063

Energy - 9.0%
Chevron Corp.	25,000	2,983,000
ConocoPhillips	48,300	3,695,915
Continental Resources, Inc. (3)	16,100	1,070,328
Exxon Mobil Corp.	30,880	2,904,264
Hess Corp.	30,050	2,834,316
Marathon Petroleum Corp.	14,965	1,267,087
National Oilwell Varco, Inc.	30,965	2,356,437
Occidental Petroleum Corp.	7,930	762,470
Valero Energy Corp.	28,915	1,337,897
Whiting Petroleum Corp. (3)	20,285	1,573,102

	(Cost $20,753,842)	20,784,816

Financials - 10.8%
Affiliated Managers Group, Inc. (3)	5,095	1,020,834
Aflac, Inc.	16,535	963,164
American Express Co.	23,960	2,097,458
American International Group, Inc.	40,530	2,189,431
Bank of New York Mellon Corp./The	28,075	1,087,345
Berkshire Hathaway, Inc. (3)	23,190	3,203,466
Capital One Financial Corp.	18,280	1,492,014
Discover Financial Services	58,530	3,768,747
Genworth Financial, Inc. (3)	48,800	639,280
Goldman Sachs Group, Inc./The	8,375	1,537,399
JPMorgan Chase & Co.	42,710	2,572,850
Travelers Cos., Inc./The	15,235	1,431,176
Wells Fargo & Co.	56,200	2,915,094

	(Cost $24,083,904)	24,918,258

Healthcare - 11.7%
Becton Dickinson and Co.	21,365	2,431,551
Celgene Corp. (3)	16,840	1,596,095
Gilead Sciences, Inc. (3)	32,670	3,477,722
Johnson & Johnson	32,510	3,465,240
LifePoint Hospitals, Inc. (3)	19,355	1,339,172
McKesson Corp.	14,820	2,885,009
Merck & Co., Inc.	52,055	3,085,820
Pfizer, Inc.	85,065	2,515,372
Stryker Corp.	12,580	1,015,835
Teva Pharmaceutical Industries, Ltd.	38,850	2,088,188
United Therapeutics Corp. (3)	16,635	2,140,093
VCA, Inc. (3)	25,345	996,819

	(Cost $24,660,207)	27,036,916

Industrials - 8.2%
Avis Budget Group, Inc. (3)	25,240	1,385,424
Caterpillar, Inc.	12,650	1,252,730
CSX Corp.	47,940	1,536,956
Delta Air Lines, Inc.	30,320	1,096,068
Dun & Bradstreet Corp./The	17,130	2,012,260
FedEx Corp.	9,755	1,574,945
General Electric Co.	41,800	1,070,916
HD Supply Holdings, Inc. (3)	67,515	1,840,459
Illinois Tool Works, Inc.	17,065	1,440,627
Norfolk Southern Corp.	12,050	1,344,780
Precision Castparts Corp.	6,250	1,480,500
Southwest Airlines Co.	37,490	1,266,037
United Rentals, Inc. (3)	13,420	1,490,962

	(Cost $18,753,117)	18,792,664

Information Technology - 20.7%
Accenture PLC	39,475	3,210,107
Apple, Inc.	74,270	7,482,703
Benchmark Electronics, Inc. (3)	14,340	318,491
CDW Corp.	47,530	1,475,807
CommScope Holding Co., Inc. (3)	26,975	644,972
Corning, Inc.	98,960	1,913,886
Fidelity National Information Services, Inc.	12,225	688,268
Fiserv, Inc. (3)	15,470	999,903
Google, Inc. - Class C (3)	4,565	2,635,648
Google, Inc. - Class A (3)	645	379,524
Hewlett-Packard Co.	109,553	3,885,844
Intel Corp.	136,765	4,762,157
Lexmark International, Inc.	28,295	1,202,538
MasterCard, Inc.	21,075	1,557,864
Microsoft Corp.	62,755	2,909,322
Oracle Corp.	106,895	4,091,941
Texas Instruments, Inc.	45,410	2,165,603
Trimble Navigation, Ltd. (3)	30,285	923,693
Vantiv, Inc. (3)	28,920	893,628
Western Digital Corp.	36,701	3,571,741
Xerox Corp.	145,040	1,918,879

	(Cost $41,422,580)	47,632,519

Materials - 1.6%
Celanese Corp.	16,040	938,661
Mosaic Co./The	32,455	1,441,327
PPG Industries, Inc.	7,125	1,401,773

	(Cost $3,801,798)	3,781,761

Telecommunication Services - 1.5%
CenturyLink, Inc.	24,440	999,352
Verizon Communications, Inc.	47,520	2,375,524

	(Cost $3,323,317)	3,374,876

Utilities - 0.6%
UGI Corp.	21,562	735,049
Vectren Corp.	15,025	599,498

	(Cost $1,256,116)	1,334,547

Total Common Stocks (Cost $174,787,687)		184,771,881

Money Market Registered Investment Companies - 20.8%

Meeder Money Market Fund - Institutional Class, 0.11% (4)	47,892,983	47,892,983

Total Money Market Registered Investment Companies (Cost $47,892,983)		47,892,983

Bank Obligations - 0.4%

Capital Bank Deposit Account, 0.65%, 10/1/2014	249,200	249,200
EverBank Money Market Account, 0.61%, 10/1/2014	249,179	249,179
Mid America Bank Demand Deposit Account, 0.50%, 10/1/2014	249,075	249,075
Pacific Mercantile Bank Deposit Account, 0.55%, 10/1/2014	249,000	249,000

Total Bank Obligations (Cost $996,454)		996,454

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.45%, 10/1/2014 (5)	1,892	1,892

Total Floating Rate Demand Notes (Cost $1,892)		1,892

U.S. Government Obligations - 0.6%

U.S. Treasury Bill, 0.09%, due 3/5/2015 (6)	1,300,000	1,299,832

Total U.S. Government Obligations (Cost $1,299,723)		1,299,832

Total Investments - 102.0% (Cost $224,978,739)(2)		234,963,042

Liabilities less Other Assets - (2.0%)		(4,673,094)

Total Net Assets - 100.0%		230,289,948

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	3,360	39,010
Meeder Balanced Fund	1,934	22,280
Meeder Dynamic Growth Fund	1,244	13,473
Meeder Muirfield Fund	5,492	40,037
Meeder Quantex Fund	3,050	111,234
Meeder Utilities & Infrastructure Fund	396	13,377

Total Trustee Deferred Compensation (Cost $147,659)		239,411

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2014, notional value $38,622,075	393	(206,060)

Total Futures Contracts	393	(206,060)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$232,664,864	$(206,060)
Level 2 - Other Significant Observable Inputs	2,298,178	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$234,963,042	$(206,060)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2014.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2014.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2014 (unaudited)

Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 94.2%

Consumer Discretionary - 11.1%
Amazon.com, Inc. (3)	220	70,937
Apollo Education Group, Inc. (3)	14,115	354,992
Aramark	34,275	901,433
AutoZone, Inc. (3)	1,670	851,132
Discovery Communications, Inc. (3)	45,290	1,711,962
Expedia, Inc.	9,115	798,656
Home Depot, Inc./The	21,675	1,988,465
Lear Corp.	11,080	957,423
Live Nation Entertainment, Inc. (3)	10,270	246,685
Macy's, Inc.	14,555	846,810
Omnicom Group, Inc.	11,100	764,346
Priceline Group, Inc./The (3)	1,400	1,622,011
Tenneco, Inc. (3)	17,740	927,979
Viacom, Inc.	8,075	621,291
Walt Disney Co./The	13,285	1,182,764

	(Cost $14,615,331)	13,846,886

Consumer Staples - 7.9%
Archer-Daniels-Midland Co.	27,770	1,419,047
Coca-Cola Co./The	7,480	319,097
CVS Health Corp.	4,305	342,635
Mead Johnson Nutrition Co.	15,115	1,454,365
PepsiCo, Inc.	17,610	1,639,314
Procter & Gamble Co./The	17,665	1,479,267
Spectrum Brands Holdings, Inc.	10,030	908,016
Walgreen Co.	9,915	587,662
Wal-Mart Stores, Inc.	21,135	1,616,193

	(Cost $9,501,856)	9,765,596

Energy - 10.2%
Baker Hughes, Inc.	13,015	846,756
Chevron Corp.	13,255	1,581,587
ConocoPhillips	14,200	1,086,584
Exxon Mobil Corp.	26,240	2,467,871
Hess Corp.	15,025	1,417,158
Marathon Petroleum Corp.	12,665	1,072,346
National Oilwell Varco, Inc.	16,680	1,269,348
Occidental Petroleum Corp.	5,965	573,535
Tesoro Corp.	9,270	565,285
Valero Energy Corp.	25,815	1,194,460
Whiting Petroleum Corp. (3)	7,160	555,258

	(Cost $12,979,213)	12,630,188

Financials - 13.4%
Affiliated Managers Group, Inc. (3)	3,695	740,330
American Express Co. (3)	13,690	1,198,423
American International Group, Inc.	38,930	2,102,999
Bank of America Corp.	56,215	958,466
Bank of New York Mellon Corp./The	30,630	1,186,300
Berkshire Hathaway, Inc. (3)	15,080	2,083,150
Capital One Financial Corp.	15,840	1,292,861
Citigroup, Inc.	1,770	91,721
Discover Financial Services	26,755	1,722,754
Goldman Sachs Group, Inc./The	5,880	1,079,392
JPMorgan Chase & Co.	23,210	1,398,170
Travelers Cos., Inc./The	11,430	1,073,734
Wells Fargo & Co.	34,010	1,764,099

	(Cost $16,092,042)	16,692,399

Healthcare - 13.1%
Becton Dickinson and Co.	9,425	1,072,659
Celgene Corp. (3)	16,420	1,556,288
Gilead Sciences, Inc. (3)	20,245	2,155,079
Johnson & Johnson	17,690	1,885,577
McKesson Corp.	8,665	1,686,816
Merck & Co., Inc.	33,585	1,990,919
Pfizer, Inc.	61,245	1,811,015
Stryker Corp.	17,615	1,422,411
Teva Pharmaceutical Industries, Ltd.	27,190	1,461,463
United Therapeutics Corp. (3)	4,065	522,962
VCA, Inc. (3)	17,040	670,183

	(Cost $15,238,694)	16,235,372

Industrials - 9.9%
Avis Budget Group, Inc. (3)	8,415	461,899
Caterpillar, Inc.	12,650	1,252,730
CSX Corp.	32,115	1,029,607
Delta Air Lines, Inc.	23,565	851,875
Dun & Bradstreet Corp./The	6,085	714,805
FedEx Corp.	7,155	1,155,175
General Electric Co.	56,465	1,446,633
HD Supply Holdings, Inc. (3)	24,380	664,599
Illinois Tool Works, Inc.	11,375	960,278
Norfolk Southern Corp.	12,290	1,371,564
Precision Castparts Corp.	4,280	1,013,846
Southwest Airlines Co.	24,990	843,912
United Rentals, Inc. (3)	4,475	497,173

	(Cost $12,172,065)	12,264,096

Information Technology - 25.0%
Accenture PLC	12,335	1,003,082
Apple, Inc.	40,330	4,063,247
Broadcom Corp.	39,765	1,607,301
CDW Corp.	28,515	885,391
Corning, Inc.	59,375	1,148,313
Facebook, Inc. (3)	3,155	249,371
Fidelity National Information Services, Inc.	3,935	221,541
Fiserv, Inc. (3)	3,580	231,393
Google, Inc. - Class C (3)	2,355	1,359,683
Google, Inc. - Class A (3)	2,355	1,385,706
Hewlett-Packard Co.	64,045	2,271,676
Intel Corp.	48,625	1,693,123
International Business Machines Corp.	1,870	354,982
Lexmark International, Inc.	17,565	746,513
MasterCard, Inc.	11,840	875,213
Microsoft Corp.	39,665	1,838,869
Oracle Corp.	66,845	2,558,827
QUALCOMM, Inc.	24,560	1,836,351
Texas Instruments, Inc.	30,960	1,476,482
Trimble Navigation, Ltd. (3)	7,015	213,958
Visa, Inc.	8,645	1,844,584
Western Digital Corp.	19,841	1,930,926
Xerox Corp.	99,235	1,312,879

	(Cost $27,777,394)	31,109,411

Materials - 1.8%
Celanese Corp.	5,485	320,982
Mosaic Co./The	21,635	960,810
PPG Industries, Inc.	4,690	922,711

	(Cost $2,216,760)	2,204,503

Telecommunication Services - 1.8%
AT&T, Inc.	9,425	332,137
CenturyLink, Inc.	14,665	599,652
Verizon Communications, Inc.	26,860	1,342,731

	(Cost $2,248,159)	2,274,520

Total Common Stocks (Cost $112,841,514)		117,022,971

Money Market Registered Investment Companies - 7.1%

Meeder Money Market Fund - Institutional Class, 0.11% (4)	8,824,935	8,824,935

Total Money Market Registered Investment Companies (Cost $8,824,935)		8,824,935

Bank Obligations - 0.8%

Capital Bank Deposit Account, 0.65%, 10/1/2014	249,200	249,200
EverBank Money Market Account, 0.61%, 10/1/2014	249,179	249,179
Mid America Bank Demand Deposit Account, 0.50%, 10/1/2014	249,075	249,075
Pacific Mercantile Bank Deposit Account, 0.55%, 10/1/2014	249,000	249,000

Total Bank Obligations (Cost $996,454)		996,454

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.45%, 10/1/2014 (5)	271	271

Total Floating Rate Demand Notes (Cost $271)		271

U.S. Government Obligations - 0.4%
U.S. Treasury Bill, 0.09%, due 3/5/2015 (6)	500,000	499,936

Total U.S. Government Obligations (Cost $499,881)		499,936

Total Investments - 102.5% (Cost $123,163,055)(2)		127,344,567

Liabilities less Other Assets - (2.5%)		(3,133,476)

Total Net Assets - 100.0%		124,211,091

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	2,435	28,270
Meeder Balanced Fund	1,391	16,024
Meeder Dynamic Growth Fund	904	9,790
Meeder Muirfield Fund	3,003	21,892
Meeder Quantex Fund	1,386	50,547
Meeder Utilities & Infrastructure Fund	286	9,661

Total Trustee Deferred Compensation (Cost $88,020)		136,184

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2014, notional value $10,220,600	104	(78,291)

Total Futures Contracts	104	(78,291)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$125,847,906	$(78,291)
Level 2 - Other Significant Observable Inputs	1,496,661	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$127,344,567	$(78,291)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2014.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2014.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2014 (unaudited)

Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 95.3%

Consumer Discretionary - 11.8%
Apollo Education Group, Inc. (3)	3,725	93,684
Aramark	30,465	801,230
AutoZone, Inc. (3)	1,500	764,490
Choice Hotels International, Inc.	8,610	447,720
Dana Holding Corp.	20,640	395,669
Discovery Communications, Inc. (3)	20,070	758,646
Expedia, Inc.	3,990	349,604
Home Depot, Inc./The	14,125	1,295,827
Houghton Mifflin Harcourt Co. (3)	16,215	315,220
Lear Corp.	9,255	799,725
Live Nation Entertainment, Inc.	12,280	294,966
Omnicom Group, Inc. (3)	4,855	334,315
Priceline Group, Inc./The (3)	1,005	1,164,373
Starz (3)	14,775	488,757
Tenneco, Inc. (3)	12,920	675,845

	(Cost $9,074,236)	8,980,071

Consumer Staples - 7.1%
Archer-Daniels-Midland Co.	16,860	861,546
CVS Health Corp.	7,550	600,905
Harbinger Group, Inc.	27,300	358,176
PepsiCo, Inc.	10,455	973,256
Spectrum Brands Holdings, Inc.	9,680	876,330
Walgreen Co.	9,090	538,764
Wal-Mart Stores, Inc.	15,850	1,212,049

	(Cost $5,313,410)	5,421,026

Energy - 9.7%
Baker Hughes, Inc.	9,400	611,564
Chevron Corp.	8,365	998,112
Exxon Mobil Corp.	8,045	756,632
Hess Corp.	10,015	944,615
Marathon Petroleum Corp.	8,060	682,440
National Oilwell Varco, Inc.	8,355	635,816
Occidental Petroleum Corp.	3,475	334,121
Superior Energy Services, Inc.	21,250	698,487
Tesoro Corp.	5,405	329,597
Valero Energy Corp.	15,490	716,722
Whiting Petroleum Corp. (3)	9,545	740,215

	(Cost $7,767,156)	7,448,321

Financials - 14.8%
American International Group, Inc.	32,370	1,748,627
Assurant, Inc.	10,680	686,724
Bank of New York Mellon Corp./The	20,050	776,537
Berkshire Hathaway, Inc. (3)	8,940	1,234,971
Capital One Financial Corp.	10,500	857,010
Discover Financial Services	19,240	1,238,864
Genworth Financial, Inc. (3)	40,240	527,144
Goldman Sachs Group, Inc./The	3,820	701,237
JPMorgan Chase & Co.	16,800	1,012,031
Sunstone Hotel Investors, Inc.	29,390	406,170
Travelers Cos, Inc./The	7,035	660,868
US Bancorp	15,405	644,391
Wells Fargo & Co.	16,355	848,334

	(Cost $10,864,113)	11,342,908

Healthcare - 13.8%
Amsurg Corp. (3)	8,695	435,185
Becton Dickinson and Co.	8,560	974,214
Celgene Corp. (3)	4,380	415,136
Gilead Sciences, Inc. (3)	12,380	1,317,850
LifePoint Hospitals, Inc. (3)	8,505	588,461
McKesson Corp.	7,940	1,545,680
MedAssets, Inc. (3)	26,470	548,458
Merck & Co., Inc.	24,720	1,465,401
Pfizer, Inc.	24,735	731,414
Stryker Corp.	10,380	838,185
Team Health Holdings, Inc. (3)	7,735	448,553
United Therapeutics Corp. (3)	4,215	542,260
VCA, Inc. (3)	16,805	660,941

	(Cost $9,693,975)	10,511,738

Industrials - 9.4%
Avis Budget Group, Inc. (3)	12,620	692,712
Caterpillar, Inc.	9,105	901,668
CSX Corp.	28,765	922,206
Delta Air Lines, Inc.	17,685	639,313
Dun & Bradstreet Corp./The	4,160	488,675
FedEx Corp.	5,410	873,445
Illinois Tool Works, Inc.	5,690	480,350
Norfolk Southern Corp.	7,415	827,514
Precision Castparts Corp.	2,500	592,200
United Rentals, Inc. (3)	6,710	745,481

	(Cost $7,179,143)	7,163,564

Information Technology - 24.9%
Apple, Inc.	25,245	2,543,433
Benchmark Electronics, Inc. (3)	20,490	455,083
Broadcom Corp.	24,765	1,001,001
CDW Corp.	28,195	875,455
Corning, Inc.	49,480	956,943
Google, Inc. - Class C (3)	1,600	923,776
Google, Inc. - Class A (3)	295	173,581
Hewlett-Packard Co.	50,560	1,793,363
Intel Corp.	43,330	1,508,750
Lexmark International, Inc.	16,840	715,700
MasterCard, Inc.	8,205	606,514
Microsoft Corp.	9,560	443,202
NeuStar, Inc. (3)	15,250	378,658
Oracle Corp.	37,405	1,431,863
Texas Instruments, Inc.	20,640	984,322
Visa, Inc.	5,140	1,096,722
Western Digital Corp.	16,865	1,641,301
Xerox Corp.	114,505	1,514,901

	(Cost $17,112,027)	19,044,568

Materials - 1.3%
Cabot Corp.	4,655	236,334
Mosaic Co./The	16,225	720,552

	(Cost $1,022,537)	956,886

Telecommunication Services - 1.5%
CenturyLink, Inc.	12,220	499,676
Verizon Communications, Inc.	13,015	650,620

	(Cost $1,135,867)	1,150,296

Utilities - 1.0%
UGI Corp.	9,585	326,753
Vectren Corp.	11,535	460,247

	(Cost $761,216)	787,000

Total Common Stocks (Cost $69,923,680)		72,806,378

Money Market Registered Investment Companies - 4.0%

Meeder Money Market Fund - Institutional Class, 0.11% (4)	3,064,054	3,064,054

Total Money Market Registered Investment Companies (Cost $3,064,054)		3,064,054

Bank Obligations - 1.3%

Capital Bank Deposit Account, 0.65%, 10/1/2014	249,200	249,200
EverBank Money Market Account, 0.61%, 10/1/2014	249,179	249,179
Mid America Bank Demand Deposit Account, 0.50%, 10/1/2014	249,075	249,075
Pacific Mercantile Bank Deposit Account, 0.55%, 10/1/2014	249,000	249,000

Total Bank Obligations (Cost $996,454)		996,454

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.45%, 10/1/2014 (5)	30	30

Total Floating Rate Demand Notes (Cost $30)		30

U.S. Government Obligations - 0.4%

U.S. Treasury Bill, 0.09%, due 3/5/2015 (6)	300,000	299,961

Total U.S. Government Obligations (Cost $299,919)		299,961

Total Investments - 101.0% (Cost $74,284,137)(2)		77,166,877

Liabilities less Other Assets - (1.0%)		(737,561)

Total Net Assets - 100.0%		76,429,316

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	1,337	15,523
Meeder Balanced Fund	779	8,974
Meeder Dynamic Growth Fund	492	5,328
Meeder Muirfield Fund	1,787	13,027
Meeder Quantex Fund	867	31,619
Meeder Utilities & Infrastructure Fund	158	5,337

Total Trustee Deferred Compensation (Cost $52,152)		79,808

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2014, notional value $4,029,275	41	(30,064)

Total Futures Contracts	41	(30,064)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$75,870,432	$(30,064)
Level 2 - Other Significant Observable Inputs	1,296,445	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$77,166,877	$(30,064)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $74,314,516 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,221,824
Unrealized depreciation	$(1,369,463)
Net unrealized appreciation (depreciation)	$2,852,361

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2014.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2014.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2014 (unaudited)

Balanced Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 57.0%

Consumer Discretionary - 6.4%
Apollo Education Group, Inc. (3)	12,100	304,315
Aramark	20,050	527,315
AutoZone, Inc. (3)	1,630	830,746
Discovery Communications, Inc. (3)	23,960	905,688
Expedia, Inc.	8,750	766,675
Home Depot, Inc./The	14,060	1,289,864
Lear Corp.	6,205	536,174
Live Nation Entertainment, Inc. (3)	19,060	457,821
Omnicom Group, Inc.	10,660	734,048
Priceline Group, Inc./The (3)	785	909,485
Starz (3)	11,735	388,194
Viacom, Inc.	5,725	440,482
Visteon Corp. (3)	7,260	706,035
Walt Disney Co./The	3,010	267,980

	(Cost $9,122,708)	9,064,822

Consumer Staples - 4.5%
Archer-Daniels-Midland Co.	21,490	1,098,139
CVS Health Corp.	3,280	261,055
Mead Johnson Nutrition Co.	6,515	626,873
PepsiCo, Inc.	15,495	1,442,430
Procter & Gamble Co./The	10,760	901,042
Spectrum Brands Holdings, Inc.	9,495	859,582
Walgreen Co.	7,945	470,900
Wal-Mart Stores, Inc.	10,165	777,318

	(Cost $6,245,689)	6,437,339

Energy - 6.6%
Chevron Corp.	10,295	1,228,399
ConocoPhillips	22,230	1,701,040
Continental Resources, Inc. (3)	7,660	509,237
Exxon Mobil Corp.	14,170	1,332,689
Hess Corp.	13,670	1,289,354
Marathon Petroleum Corp.	6,485	549,085
National Oilwell Varco, Inc.	14,080	1,071,488
Occidental Petroleum Corp.	3,875	372,581
Valero Energy Corp.	12,530	579,763
Whiting Petroleum Corp. (3)	9,280	719,664

	(Cost $9,323,782)	9,353,300

Financials - 7.8%
Affiliated Managers Group, Inc. (3)	2,345	469,844
Aflac, Inc.	7,820	455,515
American Express Co.	10,380	908,665
American International Group, Inc.	20,130	1,087,423
Bank of New York Mellon Corp./The	12,270	475,217
Berkshire Hathaway, Inc. (3)	9,270	1,280,558
Capital One Financial Corp.	7,990	652,144
Discover Financial Services	26,830	1,727,584
Genworth Financial, Inc. (3)	25,540	334,574
Goldman Sachs Group, Inc./The	3,660	671,866
JPMorgan Chase & Co.	21,230	1,278,895
Travelers Cos., Inc./The	6,945	652,413
Wells Fargo & Co	18,850	977,750

	(Cost $10,602,922)	10,972,448

Healthcare - 8.2%
Becton Dickinson and Co.	9,570	1,089,162
Celgene Corp. (3)	7,560	716,537
Gilead Sciences, Inc. (3)	14,885	1,584,508
Johnson & Johnson	14,755	1,572,735
LifePoint Hospitals, Inc. (3)	7,780	538,298
McKesson Corp.	5,380	1,047,325
Merck & Co., Inc.	22,555	1,337,060
Pfizer, Inc.	36,930	1,092,020
Stryker Corp.	5,055	408,191
Teva Pharmaceutical Industries, Ltd.	17,870	960,513
United Therapeutics Corp. (3)	5,840	751,316
VCA Antech, Inc. (3)	11,630	457,408

	(Cost $10,583,286)	11,555,073

Industrials - 5.9%
Avis Budget Group, Inc. (3)	11,485	630,412
Caterpillar, Inc.	5,440	538,723
CSX Corp.	22,355	716,701
Delta Air Lines, Inc.	13,675	494,351
Dun & Bradstreet Corp./The	7,835	920,377
FedEx Corp.	4,255	686,970
General Electric Co.	14,675	375,974
HD Supply Holdings, Inc. (3)	30,890	842,061
Illinois Tool Works, Inc.	7,360	621,331
Norfolk Southern Corp.	5,275	588,690
Precision Castparts Corp.	2,805	664,448
Southwest Airlines Co.	16,385	553,321
United Rentals, Inc. (3)	6,105	678,266

	(Cost $8,291,260)	8,311,625

Information Technology - 15.0%
Accenture PLC	17,845	1,451,155
Apple, Inc.	33,655	3,390,741
Benchmark Electronics, Inc. (3)	7,505	166,686
CDW Corp.	16,685	518,069
CommScope Holding Co., Inc. (3)	11,840	283,094
Corning, Inc.	42,690	825,625
Fidelity National Information Services, Inc.	5,365	302,050
Fiserv, Inc. (3)	6,960	449,860
Google, Inc. - Class C (3)	2,065	1,192,248
Google, Inc. - Class A (3)	415	244,190
Hewlett-Packard Co.	52,450	1,860,402
Intel Corp.	62,860	2,188,785
Lexmark International, Inc.	10,130	430,525
MasterCard, Inc.	7,555	558,466
Microsoft Corp.	27,290	1,265,164
Oracle Corp.	50,035	1,915,340
Texas Instruments, Inc.	19,590	934,247
Trimble Navigation, Ltd. (3)	13,630	415,715
Vantiv, Inc. (3)	13,015	402,164
Western Digital Corp.	15,965	1,553,714
Xerox Corp.	67,450	892,364

	(Cost $18,440,998)	21,240,604

Materials - 1.2%
Celanese Corp.	7,220	422,514
Mosaic Co./The	14,270	633,731
PPG Industries, Inc.	3,330	655,144

	(Cost $1,731,517)	1,711,389

Telecommunication Services - 1.0%
CenturyLink, Inc.	10,545	431,185
Verizon Communications, Inc.	19,855	992,551

	(Cost $1,402,198)	1,423,736

Utilities - 0.4%
UGI Corp.	10,050	342,605
Vectren Corp.	6,040	240,996

	(Cost $546,834)	583,601

Total Common Stocks (Cost $76,291,194)		80,653,937

Registered Investment Companies - 31.7%

DoubleLine Total Return Bond Fund	91,241	1,001,922
Eaton Vance Bond Fund	89,568	981,665
Eaton Vance Floating-Rate Advantage Fund	226,040	2,477,396
Federated Bond Fund	585,891	5,536,667
Ivy High Income Fund	308,409	2,621,475
Prudential Total Return Bond Fund	401,541	5,742,033
Putnam Absolute Return 300 Fund	140,318	1,522,451
Putnam Diversified Income Trust	758,617	5,932,384
Sentinel Total Return Bond Fund	866,481	9,375,325
TCW Emerging Markets Income Fund	271,325	2,313,050
Thompson Bond Fund	426,594	4,999,685
Vanguard Total Bond Market ETF	30,520	2,500,504

Total Registered Investment Companies (Cost $45,261,047)		45,004,557

Money Market Registered Investment Companies - 11.0%

Meeder Money Market Fund - Institutional Class, 0.11% (4)	15,512,690	15,512,690

Total Money Market Registered Investment Companies (Cost $15,512,690)		15,512,690

Bank Obligations - 0.7%

Capital Bank Deposit Account, 0.65%, 10/1/2014	249,200	249,200
EverBank Money Market Account, 0.61%, 10/1/2014	249,179	249,179
Mid America Bank Demand Deposit Account, 0.50%, 10/1/2014	249,075	249,075
Pacific Mercantile Bank Deposit Account, 0.55%, 10/1/2014	249,000	249,000

Total Bank Obligations (Cost $996,454)		996,454

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.45%, 10/1/2014 (5)	832	832

Total Floating Rate Demand Notes (Cost $832)		832

U.S. Government Obligations - 0.4%

U.S. Treasury Bill, 0.09%, due 3/5/2015 (6)	500,000	499,936

Total U.S. Government Obligations (Cost $499,865)		499,936

Total Investments - 100.8% (Cost $138,562,082)(2)		142,668,406

Liabilities less Other Assets - (0.8%)		(1,161,398)

Total Net Assets - 100.0%		141,507,008

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	2,250	26,123
Meeder Balanced Fund	1,316	15,160
Meeder Dynamic Growth Fund	830	8,989
Meeder Muirfield Fund	2,275	16,585
Meeder Quantex Fund	851	31,036
Meeder Utilities & Infrastructure Fund	265	8,952

Total Trustee Deferred Compensation (Cost $75,220)		106,845

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2014, notional value $13,267,125	135	(68,878)

Total Futures Contracts	135	(68,878)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$141,171,184	$(68,878)
Level 2 - Other Significant Observable Inputs	1,497,222	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$142,668,406	$(68,878)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $138,564,588 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,012,175
Unrealized depreciation	$(1,908,357)
Net unrealized appreciation (depreciation)	$4,103,818

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2014.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2014.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2014 (unaudited)

Strategic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 66.7%

Consumer Discretionary - 5.9%
Aramark	11,475	301,793
AutoZone, Inc. (3)	1,505	767,038
Discovery Communications, Inc. (3)	9,145	345,681
Jack in the Box, Inc.	11,470	782,139
Live Nation Entertainment, Inc. (3)	54,370	1,305,966
Omnicom Group, Inc.	8,335	573,948
Priceline Group, Inc./The (3)	705	816,799
Visteon Corp. (3)	12,740	1,238,965

	(Cost $5,061,974)	6,132,329

Consumer Staples - 5.4%
Dr. Pepper Snapple Group, Inc.	12,415	798,409
Energizer Holdings, Inc.	5,285	651,165
Molson Coors Brewing Co.	9,340	695,270
PepsiCo, Inc.	11,150	1,037,953
Spectrum Brands Holdings, Inc.	5,815	526,432
Universal Corp.	9,515	422,371
Wal-Mart Stores, Inc.	19,785	1,512,958

	(Cost $5,498,139)	5,644,558

Energy - 10.1%
Baker Hughes, Inc.	14,195	923,527
Chevron Corp.	6,790	810,183
ConocoPhillips	16,500	1,262,580
Continental Resources, Inc. (3)	11,070	735,934
Forum Energy Technologies, Inc. (3)	12,685	388,288
Hess Corp.	15,410	1,453,470
National Oilwell Varco, Inc.	14,235	1,083,284
Occidental Petroleum Corp.	4,340	417,291
Oil States International, Inc. (3)	10,135	627,357
Patterson-UTI Energy, Inc.	34,405	1,119,194
SM Energy Co.	3,940	307,320
Superior Energy Services, Inc.	10,425	342,670
Tesoro Corp.	11,660	711,027
Whiting Petroleum Corp. (3)	4,635	359,444

	(Cost $10,810,169)	10,541,569

Financials - 15.6%
Affiliated Managers Group, Inc. (3)	3,065	614,103
American International Group, Inc.	20,740	1,120,375
Ashford Hospitality Trust, Inc. (4)	50,835	519,534
Assurant, Inc.	9,450	607,635
DiamondRock Hospitality Co. (4)	91,185	1,156,226
Discover Financial Services	16,540	1,065,011
Equity Lifestyle Properties, Inc. (4)	16,625	704,235
Genworth Financial, Inc. (3)	86,395	1,131,774
Host Hotels & Resorts, Inc. (4)	35,130	749,323
LaSalle Hotel Properties (4)	21,300	729,312
MGIC Investment Corp. (3)	65,255	509,642
Principal Financial Group, Inc.	31,800	1,668,545
Radian Group, Inc.	68,270	973,530
Retail Properties of America, Inc. (4)	46,970	687,171
RLJ Lodging Trust (4)	42,380	1,206,559
Strategic Hotels & Resorts, Inc. (3)(4)	64,880	755,852
Sunstone Hotel Investors, Inc. (4)	66,640	920,965
Symetra Financial Corp.	12,370	288,592
Travelers Cos., Inc./The	8,900	836,066

	(Cost $15,194,003)	16,244,450

Healthcare - 7.3%
Bio-Rad Laboratories, Inc. (3)	4,225	479,115
Endo International PLC (3)	14,550	994,347
Gilead Sciences, Inc. (3)	11,280	1,200,756
LifePoint Hospitals, Inc. (3)	8,450	584,656
MedAssets, Inc. (3)	17,065	353,587
Merck & Co., Inc.	17,525	1,038,882
Pfizer, Inc.	16,460	486,722
Stryker Corp.	7,880	636,310
United Therapeutics Corp. (3)	10,380	1,335,386
VCA, Inc. (3)	12,430	488,872

	(Cost $6,625,422)	7,598,633

Industrials - 5.6%
Aecom Technology Corp. (3)	21,285	718,369
Delta Air Lines, Inc.	21,460	775,779
FedEx Corp.	8,660	1,398,157
HD Supply Holdings, Inc. (3)	27,070	737,928
Manpowergroup, Inc.	15,715	1,101,622
Precision Castparts Corp.	3,600	852,768
Regal-Beloit Corp.	4,235	272,099

	(Cost $5,992,405)	5,856,722

Information Technology - 10.9%
Accenture PLC	10,025	815,233
Broadcom Corp.	20,980	848,012
Computer Sciences Corp.	26,130	1,597,850
Hewlett-Packard Co.	46,040	1,633,039
Lexmark International, Inc.	13,995	594,788
Oracle Corp.	32,680	1,250,990
Tech Data Corp. (3)	7,670	451,456
Visa, Inc.	4,665	995,371
Western Digital Corp.	15,635	1,521,597
Xerox Corp.	125,800	1,664,334

	(Cost $9,615,905)	11,372,670

Materials - 2.9%
Cabot Corp.	3,080	156,372
Celanese Corp.	8,090	473,427
PPG Industries, Inc.	8,856	1,742,329
Reliance Steel & Aluminum Co.	9,815	671,346

	(Cost $2,821,124)	3,043,474

Telecommunication Services - 0.8%
Verizon Communications, Inc.	16,020	800,840

		800,840
	(Cost $785,608)
Utilities - 2.2%
American Electric Power Co., Inc.	17,995	939,519
UGI Corp.	21,667	738,628
Vectren Corp.	15,865	633,014

	(Cost $2,201,395)	2,311,161

Total Common Stocks (Cost $64,606,144)		69,546,406

Registered Investment Companies - 29.0%

iShares MSCI EAFE Index Fund (9)	127,795	8,194,215
iShares MSCI Emerging Markets Index Fund (9)	183,145	7,611,507
Ivy International Core Equity Fund	349,230	6,813,476
Oppenheimer Developing Markets Fund	198,625	7,631,161

Total Registered Investment Companies (Cost $29,517,025)		30,250,359

Money Market Registered Investment Companies - 3.7%

Meeder Money Market Fund - Institutional Class, 0.11% (5)	3,875,741	3,875,741
Total Money Market Registered Investment Companies (Cost $3,875,741)		3,875,741

Bank Obligations - 1.0%

Capital Bank Deposit Account, 0.65%, 10/1/2014	249,200	249,200
EverBank Money Market Account, 0.61%, 10/1/2014	249,179	249,179
Mid America Bank Demand Deposit Account, 0.50%, 10/1/2014	249,075	249,075
Pacific Mercantile Bank Deposit Account, 0.55%, 10/1/2014	249,000	249,000

Total Bank Obligations (Cost $996,454)		996,454

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.45%, 10/1/2014 (6)	300	300

Total Floating Rate Demand Notes (Cost $300)		300

U.S. Government Obligations - 0.4%

U.S. Treasury Bill, 0.09%, due 3/5/2015 (7)	400,000	399,948

Total U.S. Government Obligations (Cost $399,902)		399,948

Total Investments - 100.8% (Cost $99,395,566)(2)		105,069,208

Liabilities less Other Assets - (0.8%)		(873,358)

Total Net Assets - 100.0%		104,195,850

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	1,961	22,767
Meeder Balanced Fund	1,153	13,283
Meeder Dynamic Growth Fund	724	7,841
Meeder Muirfield Fund	1,996	14,551
Meeder Quantex Fund	740	26,988
Meeder Utilities & Infrastructure Fund	231	7,803

Total Trustee Deferred Compensation (Cost $66,307)		93,233

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2014, notional value $2,751,700	28	(22,475)
Russell 2000 Mini Futures expiring December 2014, notional value $2,302,860	21	(93,713)

Total Futures Contracts	49	(116,188)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$103,672,506	$(116,188)
Level 2 - Other Significant Observable Inputs	1,396,702	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$105,069,208	$(116,188)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2014.

(6)	Floating rate security. The rate shown represents the rate in effect at September 30, 2014.

(7)	Pledged as collateral on futures contracts.

(8)	Assets of affiliates to the Strategic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

(10)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2014 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 91.6%

Consumer Discretionary - 17.5%
AutoNation, Inc. (3)	9,685	487,252
Cablevision Systems Corp.	26,865	470,406
Darden Restaurants, Inc.	8,860	455,936
DR Horton, Inc.	21,585	442,924
Family Dollar Stores, Inc.	7,380	570,031
Fossil Group, Inc. (3)	4,015	377,009
GameStop Corp.	9,780	402,936
Gannett Co., Inc.	16,280	483,028
Goodyear Tire & Rubber Co./The	20,195	456,104
Graham Holdings Co.	725	507,202
H&R Block, Inc.	16,585	514,301
Harman International Industries, Inc.	5,880	576,475
Hasbro, Inc.	8,755	481,481
International Game Technology	26,515	447,308
Interpublic Group of Cos., Inc./The	27,210	498,487
Leggett & Platt, Inc.	15,565	543,530
Lennar Corp.	12,120	470,620
PetSmart, Inc.	6,595	462,244
PulteGroup, Inc.	23,555	415,981
Urban Outfitters, Inc. (3)	12,985	476,550

	(Cost $7,556,759)	9,539,805

Consumer Staples - 1.6%
Avon Products, Inc.	27,865	351,099
Safeway, Inc.	14,785	507,126

	(Cost $748,215)	858,225

Energy - 7.9%
Denbury Resources, Inc.	29,190	438,726
Diamond Offshore Drilling, Inc.	8,475	290,438
Nabors Industries, Ltd.	28,250	642,970
Newfield Exploration Co. (3)	19,565	725,274
Peabody Energy Corp.	24,550	303,929
QEP Resources, Inc.	15,715	483,708
Rowan Cos. Plc	13,625	344,849
Tesoro Corp.	8,190	499,426
WPX Energy, Inc. (3)	23,630	568,538

	(Cost $4,410,555)	4,297,858

Financials - 12.7%
Apartment Investment & Management Co. (4)	18,590	591,534
Assurant, Inc.	7,255	466,497
E*TRADE Financial Corp. (3)	24,532	554,178
Genworth Financial, Inc. (3)	31,025	406,428
Hudson City Bancorp, Inc.	51,050	496,206
Huntington Bancshares, Inc.	49,910	485,624
Kimco Realty Corp. (4)	24,285	532,084
Legg Mason, Inc.	11,080	566,853
Macerich Co./The (4)	8,140	519,576
NASDAQ OMX Group, Inc./The	12,095	513,070
People's United Financial, Inc.	31,840	460,725
Plum Creek Timber Co., Inc. (4)	10,310	402,193
Torchmark Corp.	9,247	484,265
Wells Fargo & Co. Preferred (3)	1	-
Zions Bancorporation	16,075	467,140

	(Cost $5,190,505)	6,946,373

Healthcare - 9.3%
DENTSPLY International, Inc.	9,935	453,036
Edwards Lifesciences Corp. (3)	7,285	744,162
Hospira, Inc. (3)	11,665	606,930
Laboratory Corp. of America Holdings (3)	5,250	534,188
Patterson Cos., Inc.	11,690	484,317
PerkinElmer, Inc.	11,680	509,248
Quest Diagnostics, Inc.	8,960	543,693
Tenet Healthcare Corp. (3)	11,457	680,431
Varian Medical Systems, Inc. (3)	6,175	494,741

	(Cost $3,878,808)	5,050,746

Industrials - 12.9%
ADT Corp./The	11,850	420,201
Allegion PLC	10,855	517,132
Cintas Corp.	8,025	566,485
Dun & Bradstreet Corp./The	3,925	461,070
Iron Mountain, Inc.	15,720	513,258
Jacobs Engineering Group, Inc. (3)	7,710	376,402
Joy Global, Inc.	8,195	446,955
Masco Corp.	21,065	503,875
Pitney Bowes, Inc.	20,670	516,543
Quanta Services, Inc. (3)	15,260	553,785
Robert Half International, Inc.	11,470	562,030
Ryder System, Inc.	6,575	591,553
Snap-on, Inc.	4,395	532,147
Xylem, Inc.	13,915	493,843

	(Cost $5,509,146)	7,055,279

Information Technology - 9.9%
Blackhawk Network Holdings, Inc.	2,426	78,360
Computer Sciences Corp.	8,585	524,973
Electronic Arts, Inc. (3)	21,000	747,810
F5 Networks, Inc. (3)	5,280	626,947
First Solar, Inc. (3)	8,810	579,786
FLIR Systems, Inc.	15,995	501,283
Harris Corp.	6,685	443,884
Jabil Circuit, Inc.	27,625	557,196
Teradata Corp. (3)	10,545	442,046
Total System Services, Inc.	14,475	448,146
VeriSign, Inc. (3)	8,025	442,338

	(Cost $4,206,513)	5,392,769

Materials - 10.4%
Airgas, Inc.	4,290	474,689
Allegheny Technologies, Inc.	13,495	500,665
Avery Dennison Corp.	9,435	421,273
Ball Corp.	9,280	587,146
Bemis Co., Inc.	11,760	447,115
Cliffs Natural Resources, Inc.	18,340	190,369
International Flavors & Fragrances, Inc.	5,605	537,407
MeadWestvaco Corp.	13,040	533,858
Owens-Illinois, Inc. (3)	13,460	350,633
Sealed Air Corp.	14,140	493,203
United States Steel Corp.	16,320	639,253
Vulcan Materials Co.	8,075	486,357

	(Cost $5,188,006)	5,661,968

Telecommunication Services - 2.4%
Frontier Communications Corp.	103,530	673,980
Windstream Holdings, Inc.	60,430	651,435

	(Cost $999,387)	1,325,415

Utilities - 7.0%
AGL Resources, Inc.	10,196	523,463
CMS Energy Corp.	17,915	531,359
Integrys Energy Group, Inc.	8,845	573,333
Pepco Holdings, Inc.	25,175	673,682
Pinnacle West Capital Corp.	9,095	496,951
SCANA Corp.	10,215	506,766
TECO Energy, Inc.	27,925	485,337

	(Cost $3,330,261)	3,790,891

Total Common Stocks (Cost $41,018,155)		49,919,329

Money Market Registered Investment Companies - 6.7%

Meeder Money Market Fund - Institutional Class, 0.11% (5)	3,633,373	3,633,373

Total Money Market Registered Investment Companies (Cost $3,633,373)		3,633,373

Bank Obligations - 1.7%

Capital Bank Deposit Account, 0.65%, 10/1/2014	249,200	249,200
EverBank Money Market Account, 0.61%, 10/1/2014	249,179	249,179
Mid America Bank Demand Deposit Account, 0.50%, 10/1/2014	249,075	249,075
Pacific Mercantile Bank Deposit Account, 0.55%, 10/1/2014	249,000	249,000

Total Bank Obligations (Cost $996,454)		996,454

U.S. Government Obligations - 0.6%

U.S. Treasury Bill, 0.09%, due 3/5/2015 (6)	300,000	299,961

Total U.S. Government Obligations (Cost $299,919)		299,961

Total Investments - 100.6% (Cost $45,947,901)(2)		54,849,117

Liabilities less Other Assets - (0.6%)		(326,689)

Total Net Assets - 100.0%		54,522,428

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	997	11,575
Meeder Balanced Fund	580	6,682
Meeder Dynamic Growth Fund	366	3,964
Meeder Muirfield Fund	2,003	14,602
Meeder Quantex Fund	1,208	44,056
Meeder Utilities & Infrastructure Fund	118	3,986

Total Trustee Deferred Compensation (Cost $50,776)		84,865

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors Mid Cap 400 E-Mini expiring December 2014, notional value $4,915,440	36	(130,370)

Total Futures Contracts	36	(130,370)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$53,552,702	$(130,370)
Level 2 - Other Significant Observable Inputs	1,296,415	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$54,849,117	$(130,370)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $46,038,012 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,185,029
Unrealized depreciation	$(1,373,924)
Net unrealized appreciation (depreciation)	$8,811,105

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2014.

(6)	Pledged as collateral on Futures Contracts.

(7)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2014 (unaudited)

Utilities & Infrastructure Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 97.2%

Electric Utility - 11.4%
Covanta Holding Corp.	64,429	1,367,183
General Electric Co.	57,507	1,473,329
ITC Holdings Corp.	28,046	999,279
MDU Resources Group, Inc.	35,686	992,428

	(Cost $3,774,478)	4,832,219

Natural Gas Distribution - 17.5%
Energy Transfer Equity, L.P.	27,539	1,698,881
MarkWest Energy Partners, L.P.	15,067	1,157,447
National Grid PLC - ADR (4)	11,377	817,779
ONE Gas, Inc.	3,737	127,992
ONEOK, Inc.	14,951	980,038
WGL Holdings, Inc.	29,755	1,253,281
Williams Cos., Inc./The	25,972	1,437,550

	(Cost $3,968,128)	7,472,968

Oil Exploration & Production - 4.3%
Energen Corp.	10,208	737,426
EQT Corp.	11,677	1,068,913

	(Cost $1,178,043)	1,806,339

Pipelines - 15.4%
Enterprise Products Partners, L.P.	51,580	2,078,674
Kinder Morgan, Inc.	37,040	1,420,114
National Fuel Gas Co.	18,579	1,300,344
Questar Corp.	40,834	910,190
Spectra Energy Corp.	21,045	826,227

	(Cost $4,563,051)	6,535,549

Telecommunication Services - 22.1%
American Tower Corp. (5)	15,154	1,418,869
AT&T, Inc.	38,375	1,352,335
BCE, Inc.	17,000	726,920
Corning, Inc.	31,444	608,127
QUALCOMM, Inc.	17,975	1,343,991
Telefonaktiebolaget LM Ericsson - ADR (4)	83,881	1,056,062
Telephone & Data Systems, Inc.	57,442	1,376,310
Verizon Communications, Inc.	22,321	1,115,827
Vodafone Group PLC - ADR (4)	10,960	360,474

	(Cost $8,186,882)	9,358,915

Utility Services - 19.4%
Black Hills Corp.	6,649	318,354
Fluor Corp.	10,315	688,939
Macquarie Infrastructure Company, LLC	27,466	1,831,982
MasTec, Inc. (3)	21,924	671,313
NiSource, Inc.	21,939	899,060
Ormat Technologies, Inc.	21,600	567,432
Quanta Services, Inc. (3)	35,418	1,285,319
UGI Corp.	26,815	914,123
UIL Holding Corp.	29,556	1,046,282

	(Cost $6,815,612)	8,222,804

Water Utility - 7.1%
American Water Works Co., Inc.	31,676	1,527,733
Veolia Environnement SA - ADR (4)	83,667	1,468,356

	(Cost $2,448,925)	2,996,089

Total Common Stocks (Cost $30,935,119)		41,224,883

Money Market Registered Investment Companies - 3.1%

Meeder Money Market Fund - Institutional Class, 0.11% (6)	1,308,011	1,308,011

Total Money Market Registered Investment Companies (Cost $1,308,011)		1,308,011

Total Investments - 100.3% (Cost $32,243,130)(2)		42,532,894

Liabilities less Other Assets - (0.3%)		(125,872)

Total Net Assets - 100.0%		42,407,022

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	1,155	13,410
Meeder Balanced Fund	673	7,753
Meeder Dynamic Growth Fund	423	4,581
Meeder Muirfield Fund	1,905	13,887
Meeder Quantex Fund	1,060	38,658
Meeder Utilities & Infrastructure Fund	136	4,594

Total Trustee Deferred Compensation (Cost $50,929)		82,883

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$42,532,894	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$42,532,894	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $32,345,851 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,682,589
Unrealized depreciation	$(495,546)
Net unrealized appreciation (depreciation)	$10,187,043

(3)	Represents non-income producing securities.

(4)	American Depositary Receipt.

(5)	Real estate investment trust.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2014.

(7)	Assets of affiliates to the Utilities & Infrastructure Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2014 (unaudited)

Total Return Bond Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 95.3%

AllianceBernstein Bond Fund, Inc. - High Income Fund	883,745	8,316,036
AllianceBernstein Limited Duration High Income Portfolio	518,967	5,438,779
DoubleLine Total Return Bond Fund	182,482	2,003,844
Eaton Vance Bond Fund	179,136	1,963,330
Eaton Vance Floating-Rate Advantage Fund	987,528	10,823,308
Federated Bond Fund	899,118	8,496,662
Fidelity Capital & Income Fund	339,319	3,383,012
Goldman Sachs Strategic Income Fund	582,880	6,172,694
iShares JP Morgan USD Emerging Markets Bond ETF (6)	71,380	8,055,233
Ivy High Income Fund	680,283	5,782,409
Pimco Total Return ETF (6)	56,305	6,113,597
Prudential Total Return Bond Fund	426,999	6,106,092
Putnam Absolute Return 300 Fund	531,439	5,766,109
Putnam Diversified Income Trust	1,017,981	7,960,613
Sentinel Total Return Bond Fund	864,900	9,358,216
TCW Emerging Markets Income Fund	1,097,467	9,355,905
Thompson Bond Fund	682,953	8,004,204
Vanguard Total Bond Market ETF (6)	61,035	5,000,598

Total Registered Investment Companies (Cost $118,575,524)		118,100,641

Money Market Registered Investment Companies - 4.0%

Meeder Money Market Fund - Institutional Class, 0.11% (3)	4,969,504	4,969,504

Total Money Market Registered Investment Companies (Cost $4,969,504)		4,969,504

Bank Obligations - 0.8%

Capital Bank Deposit Account, 0.65%, 10/1/2014	249,200	249,200
EverBank Money Market Account, 0.61%, 10/1/2014	249,179	249,179
Mid America Bank Demand Deposit Account, 0.50%, 10/1/2014	249,075	249,075
Pacific Mercantile Bank Deposit Account, 0.55%, 10/1/2014	249,000	249,000

Total Bank Obligations (Cost $996,454)		996,454

U.S. Government Obligations - 0.2%

Government National Mortgage Association, 6.50%, due 7/20/2038	36,350	44,039
U.S. Treasury Bill, 0.09%, due 3/5/2015 (4)	200,000	199,974

Total U.S. Government Obligations (Cost $244,002)		244,013

Total Investments - 100.3% (Cost $124,785,484)(2)		124,310,612

Liabilities less Other Assets - (0.3%)		(392,719)

Total Net Assets - 100.0%		123,917,893

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	732	8,499
Meeder Balanced Fund	433	4,988
Meeder Dynamic Growth Fund	287	3,108
Meeder Muirfield Fund	788	5,745
Meeder Quantex Fund	252	9,190
Meeder Utilities & Infrastructure Fund	91	3,074

Total Trustee Deferred Compensation (Cost $27,808)		34,604

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$123,070,145	$-
Level 2 - Other Significant Observable Inputs	1,240,467	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$124,310,612	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $124,806,258 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$492,581
Unrealized depreciation	$(988,227)
Net unrealized appreciation (depreciation)	$(495,646)

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2014.

(4)	Pledged as collateral on futures contracts.

(5)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Exchange-traded fund.

(7)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2014 (unaudited)

Money Market Fund

Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 11.7%

American National Bank Deposit Account	0.20	%(3)	10/01/14	249,250	249,250
Bank Midwest Deposit Account	0.65	%(3)	10/01/14	249,808	249,808
Capital Bank Deposit Account	0.65	%(3)	10/01/14	249,333	249,333
Columbus First Bank Demand Deposit Account	0.45	%(3)	10/01/14	249,566	249,566
EverBank Money Market Account	0.61	%(3)	10/01/14	249,759	249,759
FICA Bank Deposit Program (4)	0.23%		--	15,022,340	15,022,340
First Merchants Bank Demand Account	0.25	%(3)	10/01/14	249,314	249,314
Metro City Bank Deposit Account	0.45	%(3)	10/01/14	249,564	249,564
Mid America Bank Demand Deposit Account	0.50	%(3)	10/01/14	249,505	249,505
Nationwide Bank Deposit Account	0.60	%(3)	10/01/14	249,754	249,754
Pacific Mercantile Bank Deposit Account	0.50	%(3)	10/01/14	249,000	249,000
Plaza Bank Deposit Account	0.55	%(3)	10/01/14	249,691	249,691
PNC Bank Deposit Account	0.20	%(3)	10/01/14	249,249	249,249
TD Bank Demand Deposit Account	0.20	%(3)	10/01/14	249,251	249,251
The PrivateBank Deposit Account	0.25	%(3)	10/01/14	249,072	249,072

Total Bank Obligations (Cost $18,514,456)					18,514,456

Certificates of Deposit - 9.9%

AmericanWest Bank	0.30%	06/18/15	249,000	249,000
Apple Bank for Savings	0.30%	06/11/15	249,000	249,000
Banc of California	0.25%	12/01/14	249,000	249,000
Bank Hapoalim BM	0.40%	07/17/15	249,000	249,000
Bank of Baroda	0.30%	12/15/14	249,000	248,000
Bank of China	0.35%	06/04/15	249,000	249,000
Bank of the West	0.30%	06/04/15	249,000	249,000
Bank Tennessee	0.30%	05/05/15	249,000	249,000
BBCN Bank	0.35%	08/14/15	249,000	249,000
Beal Bank SSB	0.50%	09/16/15	249,000	249,000
Beal Bank USA	0.50%	09/30/15	249,000	249,000
Berkshire Bank	0.25%	12/29/14	249,000	249,000
Biddeford Savings Bank	0.35%	07/29/15	249,000	249,000
Brand Banking Co.	0.30%	01/26/15	249,000	249,000
Bridge Community Bank	0.30%	04/17/15	249,000	249,000
Capital Bank NA	0.45%	08/13/15	249,000	249,000
CFG Community Bank	0.35%	11/14/14	249,000	249,000
Citizens Bank NA	0.35%	03/30/15	249,000	249,000
Citizens Bank of Pennsylvania	0.35%	03/30/15	249,000	249,000
Cole Taylor Bank	0.30%	05/29/15	249,000	249,000
Comenity Capital Bank	0.35%	06/02/15	249,000	249,000
Customers Bank	0.45%	01/15/15	249,000	249,000
Discover Bank	0.30%	06/04/15	249,000	249,000
Enterprise Bank	0.30%	01/16/15	249,000	249,000
Essa Bank & Trust	0.20%	10/31/14	249,000	249,000
F&M Bank	0.40%	09/25/15	249,000	249,000
Federal Savings Bank	0.30%	06/05/15	249,000	249,000
First Bank & Trust Co.	0.20%	11/26/14	249,000	249,000
First Niagara Bank NA	0.35%	01/16/15	249,000	249,000
First Security Bank & Trust Co.	0.20%	10/24/14	249,000	249,000
First Source Bank	0.25%	12/08/14	249,000	249,000
First State Bank of Blakely	0.40%	12/30/14	249,000	249,000
FirstBank Puerto Rico	0.35%	05/29/15	249,000	249,000
FirstMerit Bank NA	0.45%	07/16/15	249,000	249,000
Goldman Sachs Bank	0.40%	07/16/15	249,000	249,000
Homebanc NA	0.25%	12/26/14	249,000	249,000
Independent Bank	0.25%	10/21/14	249,000	249,000
Investors Bank	0.30%	02/17/15	249,000	249,000
Jefferson Bank	0.20%	10/30/14	249,000	249,000
Leader Bank NA	0.20%	10/30/14	249,000	249,000
Lincoln Savings Bank	0.50%	09/11/15	249,000	249,000
Mahopac Bank	0.30%	07/31/15	249,000	249,000
Medallion Bank	0.45%	08/03/15	249,000	249,000
Merrick Bank Corp.	0.30%	03/11/15	249,000	249,000
Mizrahi Tefahot Bank	0.25%	10/01/14	249,000	249,000
Mizuho Bank USA	0.35%	04/01/15	249,000	249,000
Pacific Continental Bank	0.30%	07/23/15	249,000	249,000
People's United Bank	0.25%	12/26/14	249,000	249,000
Pulaski Financial Corp.	0.25%	12/24/14	249,000	249,000
Reliant Bank	0.30%	05/06/15	249,000	249,000
S&T Bank	0.40%	06/26/15	249,000	249,000
Safra National Bank of New York	0.50%	07/30/15	249,000	249,000
Standard Bank & Trust	0.40%	09/11/15	249,000	249,000
Sterling Bank & Trust	0.30%	02/11/15	249,000	249,000
Susquehanna Bank	0.40%	12/30/14	249,000	249,000
Synchrony Bank	0.45%	06/19/15	249,000	249,000
Synovus Bank	0.40%	06/24/15	249,000	249,000
TCF National Bank	0.35%	07/16/15	249,000	249,000
Town North Bank NA	0.40%	07/24/15	249,000	249,000
USAmeriBank, Inc.	0.25%	11/04/14	249,000	249,000
Veritex Community Bank	0.30%	12/30/14	249,000	249,000
Western Alliance Bank	0.30%	10/30/14	249,000	249,000
Wilshire Bank	0.35%	07/31/15	249,000	249,000

Total Certificates of Deposit (Cost $15,686,000)				15,686,000

Corporate Obligations - 15.2%

Bath Technologies (6)	0.30	%(3)	10/02/14	530,000	530,000
Caterpillar Financial Power Investment Floating Rate Demand Note	0.45	%(5)	10/01/14	9,895,578	9,895,578
GE Demand Note	0.45	%(5)	10/01/14	1,470,000	1,470,000
Royal Bank of Canada	0.22	%(3)	10/10/14	5,000,000	5,000,382
Springside Corp. Exchange Partners, LLC (6)	0.16	%(3)	10/02/14	2,000,000	2,000,000
Toyota Motor Credit	0.21	%(3)	10/03/14	2,000,000	2,000,000
Toyota Motor Credit	0.21	%(3)	10/08/14	2,000,000	2,000,000
Toyota Motor Credit	0.21	%(3)	10/09/14	1,000,000	1,000,000

Total Corporate Obligations (Cost $23,895,960)					23,895,960

Repurchase Agreements - 19.0%

G.X. Clarke (Collateralized by $9,752,000 various Federal National Mortgage Associations, Federal Home Loan Mortgage Corps., and Federal Home Loan Banks, 0.125% - 6.25%, due 5/1/15 - 5/15/29, fair value $10,200,369)(proceeds $10,000,000), purchase date 9/30/14	0.21%	10/01/14	10,000,000	10,000,000
G.X. Clarke (Collateralized by $9,385,000 various Federal National Mortgage Associations, Federal Home Loan Mortgage Corps., and Federal Home Loan Banks, 0.375% - 7.25%, due 12/11/15 - 11/15/30, fair value $10,204,101)(proceeds $10,000,000), purchase date 9/30/14	0.21%	10/02/14	10,000,000	10,000,000
G.X. Clarke (Collateralized by $9,968,000 various Federal National Mortgage Associations, Federal Home Loan Mortgage Corps., and Federal Home Loan Banks, 0.125% - 7.125%, due 10/15/14 - 7/15/32, fair value $10,204,943)(proceeds $10,000,000), purchase date 9/30/14	0.16%	10/07/14	10,000,000	10,000,000

Total Repurchase Agreements (Cost $30,000,000)				30,000,000

U.S. Government Agency Obligations - 9.5%

Fannie Mae	0.45	%(5)	11/24/14	4,865,000	4,879,183
Federal Farm Credit Bank	0.90	%(5)	10/28/14	5,000,000	4,999,963
Federal Farm Credit Bank	0.13	%(5)	11/23/14	5,000,000	4,999,890

Total U.S. Government Agency Obligations (Cost $14,879,036)					14,879,036

Money Market Registered Investment Companies - 35.0%

Fidelity Institutional Money Market Portfolio, 0.08% (7)	55,297,037	55,297,037

Total Money Market Registered Investment Companies (Cost $55,297,037)		55,297,037

Total Investments - 100.3% (Cost $158,272,489) (2)		158,272,489

Liabilities less Other Assets - (0.3%)		(488,614)

Total Net Assets - 100.0%		157,783,875

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	826	9,590
Meeder Balanced Fund	478	5,507
Meeder Dynamic Growth Fund	300	3,249
Meeder Muirfield Fund	1,717	12,517
Meeder Quantex Fund	1,064	38,804
Meeder Utilities & Infrastructure Fund	97	3,277

Total Trustee Deferred Compensation (Cost $45,301)		72,944

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$55,297,037	$-
Level 2 - Other Significant Observable Inputs	102,975,452	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$158,272,489	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)
Variable rate security.  Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks.  The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.  The rate shown represents the rate in effect at September 30, 2014.  The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)
The FICA bank deposits were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company.  The underlying bank deposits are insured through the Federal Deposit Insurance Corporation (FDIC).  The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis.  For a complete list of the underlying bank deposits that make up this program, visit www.meederinvestment.com.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2014. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(6)
Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.  Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees.  Bath Technologies was acquired on 10/18/1999 at a cost of $530,000.  Springside Corp. Exchange Partners, LLC was acquired on 2/5/2004 at a cost of $2,000,000.  As of September 30, 2014, securities restricted as to resale to institutional investors represented 1.6% of Total Investments.  The fair value noted approximates amortized cost.

(7)	7-day yield as of September 30, 2014.

(8)	Assets of affiliates to the Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.  Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 25, 2014

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	November 25, 2014